Shareholders' Equity - Summary of Noncontrolling Interests (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Jun. 17, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Noncontrolling Interest [Line Items]
Beginning balance	$ 9,895,815	$ 6,141,438			$ 6,141,438	$ 4,552,079	$ 4,460,546
Contributions	3,253	1,441,275			1,482,322
Distributions	(145,378)	(393,202)			(1,105,765)	(880,142)	(1,031,823)
Net income	158,979	109,096			1,701,954	2,461,419	1,517,855
Effect of exchange by Continuing Investors of Class B shares for Class A ordinary shares and reallocation of historical equity					(1)
Issuance of Class A ordinary shares sold in IPO, net of offering costs					1,908,744
Other exchanges					191
Unrealized gain on available for sale debt securities	5,125	52,725			83,120	6,159	(402,502)
Reclassification of unrealized gain on available for sale debt securities	(15,491)				(20,551)
Ending balance	$ 9,837,033	7,162,693	$ 9,895,815		$ 9,895,815	6,141,438	4,552,079
RP Holdings
Noncontrolling Interest [Line Items]
Noncontrolling interest (percentage)	65.00%		64.00%		64.00%
RP Holdings | Continuing Investors Partnerships
Noncontrolling Interest [Line Items]
Noncontrolling interest (percentage)	35.00%		36.00%		36.00%
Prior to IPO
Noncontrolling Interest [Line Items]
Net income					$ 624,885
Non-Controlling Interest
Noncontrolling Interest [Line Items]
Beginning balance	$ 5,077,036	35,883			35,883	63,865	141,203
Contributions	3,253	1,133,629			1,174,676
Transfer of interests		1,037,161			1,037,161
Distributions	(145,378)	(251,426)			(792,357)	(140,866)	(217,464)
Net income	89,860	37,856	$ 581,871	$ 145,043		112,884	140,126
Effect of exchange by Continuing Investors of Class B shares for Class A ordinary shares and reallocation of historical equity					2,433,098
Issuance of Class A ordinary shares sold in IPO, net of offering costs					758,354
Other exchanges	(65,072)				(309,566)
Unrealized gain on available for sale debt securities	2,413	9,672			22,503
Reclassification of unrealized gain on available for sale debt securities	(7,294)				(9,630)
Ending balance	4,954,818	2,002,775	5,077,036		5,077,036	35,883	$ 63,865
Non-Controlling Interest | RPSFT
Noncontrolling Interest [Line Items]
Beginning balance	12,436	35,883			35,883
Distributions	(13,653)	(29,246)			(112,339)
Net income			46,741	42,151
Ending balance	13,841	31,563	12,436		12,436	$ 35,883
Non-Controlling Interest | Legacy Investors Partnerships
Noncontrolling Interest [Line Items]
Beginning balance	1,939,509
Contributions	3,253	1,133,629			1,165,258
Transfer of interests		1,037,161			1,037,161
Distributions	(94,542)	(222,180)			(594,592)
Net income			218,137	$ 102,892
Effect of exchange by Continuing Investors of Class B shares for Class A ordinary shares and reallocation of historical equity					(750)
Unrealized gain on available for sale debt securities	901	9,672			15,015
Reclassification of unrealized gain on available for sale debt securities	(2,723)				(3,612)
Ending balance	1,882,655	1,971,212	1,939,509		1,939,509
Non-Controlling Interest | Continuing Investors Partnerships
Noncontrolling Interest [Line Items]
Beginning balance	3,125,091
Contributions					9,418
Distributions	(37,183)				(85,426)
Net income			316,993
Effect of exchange by Continuing Investors of Class B shares for Class A ordinary shares and reallocation of historical equity					2,433,848
Issuance of Class A ordinary shares sold in IPO, net of offering costs					758,354
Other exchanges	(65,072)				(309,566)
Unrealized gain on available for sale debt securities	1,512				7,488
Reclassification of unrealized gain on available for sale debt securities	(4,571)				(6,018)
Ending balance	3,058,322		3,125,091		3,125,091
Non-Controlling Interest | EPA Holdings
Noncontrolling Interest [Line Items]
Beginning balance	0
Ending balance			$ 0		0
Non-Controlling Interest | Prior to IPO
Noncontrolling Interest [Line Items]
Net income	89,860	37,856			$ 145,043
Non-Controlling Interest | Prior to IPO | RPSFT
Noncontrolling Interest [Line Items]
Net income	15,058	24,926
Non-Controlling Interest | Prior to IPO | Legacy Investors Partnerships
Noncontrolling Interest [Line Items]
Net income	36,257	$ 12,930
Non-Controlling Interest | Prior to IPO | Continuing Investors Partnerships
Noncontrolling Interest [Line Items]
Net income	$ 38,545